Putnam Small Cap Growth Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Mercury Systems, Inc.(NON)	153,507	$11,890,652

		11,890,652
Biotechnology (14.3%)
Acceleron Pharma, Inc.(NON)	78,118	8,790,619
Ascendis Pharma A/S ADR (Denmark)(NON)	43,800	6,759,216
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	75,800	4,927,758
Castle Biosciences, Inc.(NON)	66,798	3,436,757
ChemoCentryx, Inc.(NON)	67,700	3,709,960
Emergent BioSolutions, Inc.(NON)	119,687	12,367,258
FibroGen, Inc.(NON)(S)	60,900	2,504,208
Global Blood Therapeutics, Inc.(NON)(S)	48,750	2,688,075
Immunomedics, Inc.(NON)	90,600	7,703,718
Immunovant, Inc.(NON)(S)	112,800	3,969,432
Insmed, Inc.(NON)	174,700	5,614,858
Ligand Pharmaceuticals, Inc.(NON)(S)	23,549	2,244,691
Mirati Therapeutics, Inc.(NON)	33,808	5,613,818
PTC Therapeutics, Inc.(NON)	70,000	3,272,500
Rocket Pharmaceuticals, Inc.(NON)(S)	85,200	1,947,672
TG Therapeutics, Inc.(NON)	88,000	2,354,880
Veracyte, Inc.(NON)	99,082	3,219,174
Vericel Corp.(NON)	132,134	2,448,443
Y-mAbs Therapeutics, Inc.(NON)	104,700	4,019,433

		87,592,470
Building products (4.4%)
AZEK Co., Inc. (The)(NON)	153,112	5,329,829
CSW Industrials, Inc.	101,297	7,825,193
Patrick Industries, Inc.	102,100	5,872,792
Trex Co., Inc.(NON)	108,254	7,750,986

		26,778,800
Capital markets (2.0%)
Hamilton Lane, Inc. Class A	185,885	12,006,312

		12,006,312
Chemicals (0.9%)
Ingevity Corp.(NON)	108,600	5,369,184

		5,369,184
Commercial services and supplies (2.2%)
ABM Industries, Inc.	126,500	4,637,490
Casella Waste Systems, Inc. Class A(NON)	162,193	9,058,479

		13,695,969
Diversified consumer services (0.8%)
Chegg, Inc.(NON)	68,012	4,858,777

		4,858,777
Electrical equipment (0.6%)
Sunrun, Inc.(NON)(S)	46,000	3,545,220

		3,545,220
Electronic equipment, instruments, and components (1.9%)
Novanta, Inc.(NON)	109,305	11,514,189

		11,514,189
Equity real estate investment trusts (REITs) (1.2%)
Terreno Realty Corp.	135,900	7,441,884

		7,441,884
Food and staples retail (1.6%)
BJ's Wholesale Club Holdings, Inc.(NON)	239,700	9,959,535

		9,959,535
Health-care equipment and supplies (6.8%)
Antares Pharma, Inc.(NON)	746,000	2,014,200
CONMED Corp.	77,880	6,126,820
Haemonetics Corp.(NON)	38,000	3,315,500
Inmode, Ltd. (Israel)(NON)(S)	153,233	5,543,970
Insulet Corp.(NON)	23,619	5,588,019
Nevro Corp.(NON)	24,300	3,384,990
Quidel Corp.(NON)	71,439	15,672,288

		41,645,787
Health-care providers and services (7.5%)
1Life Healthcare, Inc.(NON)(S)	147,168	4,173,684
AdaptHealth Corp.(NON)	219,777	4,793,336
Amedisys, Inc.(NON)	45,700	10,804,851
LHC Group, Inc.(NON)	49,200	10,457,952
R1 RCM, Inc.(NON)(S)	750,653	12,873,699
US Physical Therapy, Inc.	29,600	2,571,648

		45,675,170
Health-care technology (0.8%)
Phreesia, Inc.(NON)	154,119	4,951,843

		4,951,843
Hotels, restaurants, and leisure (5.4%)
Churchill Downs, Inc.	54,100	8,862,662
Penn National Gaming, Inc.(NON)(S)	77,739	5,651,625
Planet Fitness, Inc. Class A(NON)(S)	162,500	10,013,250
Wingstop, Inc.(S)	63,652	8,698,046

		33,225,583
Household durables (2.5%)
Installed Building Products, Inc.(NON)	66,100	6,725,675
TopBuild Corp.(NON)	51,500	8,790,535

		15,516,210
Insurance (5.0%)
Kinsale Capital Group, Inc.	66,854	12,714,294
Palomar Holdings, Inc.(NON)	144,836	15,097,705
Trean Insurance Group, Inc.(NON)	187,552	2,860,168

		30,672,167
IT Services (0.7%)
Shift4 Payments, Inc. Class A(NON)	81,601	3,946,224

		3,946,224
Life sciences tools and services (3.6%)
Medpace Holdings, Inc.(NON)	102,900	11,499,075
Repligen Corp.(NON)	71,969	10,618,306

		22,117,381
Machinery (1.8%)
ESCO Technologies, Inc.	68,200	5,494,192
RBC Bearings, Inc.(NON)	46,937	5,689,234

		11,183,426
Media (3.5%)
Cable One, Inc.	7,769	14,647,906
TechTarget, Inc.(NON)	146,734	6,450,427

		21,098,333
Miscellaneous (0.4%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	194,901	2,533,713

		2,533,713
Multiline retail (1.3%)
Ollie's Bargain Outlet Holdings, Inc.(NON)(S)	92,841	8,109,661

		8,109,661
Pharmaceuticals (2.7%)
Horizon Therapeutics PLC(NON)	118,600	9,212,848
MyoKardia, Inc.(NON)	40,300	5,494,099
Provention Bio, Inc.(NON)(S)	135,472	1,738,106

		16,445,053
Real estate management and development (1.5%)
Colliers International Group, Inc. (Canada)	134,380	8,948,575

		8,948,575
Road and rail (2.7%)
Saia, Inc.(NON)	57,661	7,273,359
TFI International, Inc. (Canada)	223,200	9,333,315

		16,606,674
Semiconductors and semiconductor equipment (4.7%)
Brooks Automation, Inc.	120,376	5,568,594
CMC Materials, Inc.(NON)	39,300	5,612,433
Entegris, Inc.	152,986	11,372,979
Nova Measuring Instruments, Ltd. (Israel)(NON)(S)	113,970	5,942,396

		28,496,402
Software (12.0%)
Blackline, Inc.(NON)(S)	50,100	4,490,463
Everbridge, Inc.(NON)(S)	89,000	11,189,970
Five9, Inc.(NON)	53,900	6,989,752
j2 Global, Inc.(NON)(S)	43,053	2,980,129
Manhattan Associates, Inc.(NON)	104,800	10,007,352
Paylocity Holding Corp.(NON)	62,563	10,098,919
Q2 Holdings, Inc.(NON)(S)	61,803	5,640,142
Rapid7, Inc.(NON)	35,500	2,174,020
SPS Commerce, Inc.(NON)	121,300	9,445,631
Verra Mobility Corp.(NON)	613,462	5,926,043
Vertex, Inc. Class A(NON)	185,970	4,277,310

		73,219,731
Specialty retail (2.6%)
Boot Barn Holdings, Inc.(NON)(S)	200,728	5,648,486
Five Below, Inc.(NON)	80,493	10,222,611

		15,871,097
Textiles, apparel, and luxury goods (1.2%)
Deckers Outdoor Corp.(NON)	32,200	7,084,322

		7,084,322
Trading companies and distributors (1.0%)
SiteOne Landscape Supply, Inc.(NON)(S)	50,894	6,206,523

		6,206,523

Total common stocks (cost $426,088,055)		$608,206,867

SHORT-TERM INVESTMENTS (14.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	81,764,345	$81,764,345
Putnam Short Term Investment Fund Class P 0.21%(AFF)	7,090,315	7,090,315

Total short-term investments (cost $88,854,660)		$88,854,660
TOTAL INVESTMENTS

Total investments (cost $514,942,715)		$697,061,527

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $610,666,107.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$88,379,676	$127,344,795	$133,960,126	$61,381	$81,764,345
	Putnam Short Term Investment Fund**	8,152,813	33,540,681	34,603,179	9,722	7,090,315

	Total Short-term investments	$96,532,489	$160,885,476	$168,563,305	$71,103	$88,854,660
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $81,764,345, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $80,679,719. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$21,098,333	$—	$—
Consumer discretionary	84,665,650	—	—
Consumer staples	9,959,535	—	—
Financials	42,678,479	—	—
Health care	218,427,704	—	—
Industrials	89,907,264	—	—
Information technology	117,176,546	—	—
Materials	5,369,184	—	—
Miscellaneous	2,533,713	—	—
Real estate	16,390,459	—	—

Total common stocks	608,206,867	—	—
Short-term investments	7,090,315	81,764,345	—

Totals by level	$615,297,182	$81,764,345	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com